UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-08527

ALLIANCEBERNSTEIN INTERNATIONAL PREMIER GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105
(Address of principal executive offices) (Zip code)

Mark R. Manley
Alliance Capital Management L.P.
1345 Avenue of the Americas
New York, New York 10105
(Name and address of agent for service)

Registrant's telephone number, including area code:  (800) 221-5672

Date of fiscal year end:  July 31, 2005

Date of reporting period:  January 31, 2005


ITEM 1. REPORTS TO STOCKHOLDERS.


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International Large-Cap
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[LOGO] AllianceBernstein(SM)
Investment Research and Management


AllianceBernstein International Premier Growth Fund


Semi-Annual Report -- January 31, 2005

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The Fund expects to hold a meeting of shareholders on or about November 15,
2005, at which the election of directors will be considered. For information with respect to submitting a candidate for director for consideration by the Governance and Nominating Committee of the Fund's Board of Directors, please see the Nominating Procedures in the Fund's Statement of Additional Information.
-------------------------------------------------------------------------------


Investment Products Offered
---------------------------
o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed
---------------------------

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein at (800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein's web site at www.alliancebernstein.com, or go to the Securities and Exchange Commission's (the "Commission") web site at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AllianceBernstein publishes full portfolio holdings for the Fund monthly at www.alliancebernstein.com.

AllianceBernstein Investment Research and Management, Inc. is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.

March 21, 2005

Semi-Annual Report

This report provides management's discussion of fund performance for AllianceBernstein International Premier Growth Fund (the "Fund") for the semi-annual reporting period ended January 31, 2005.

Investment Objective and Policies

This open-end fund seeks long-term growth of capital by investing predominantly in the equity securities of a limited number of carefully selected, international companies that are judged likely to achieve superior earnings growth. Current income is incidental to the Fund's objective.

Investment Results

The table on page 4 shows the Fund's performance compared to its benchmark, the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East
(EAFE) Index, for the six- and 12-month periods ended January 31, 2005. The MSCI EAFE Growth Index is also included in the table as a second comparison since the Fund generally holds stocks that are categorized as growth stocks as opposed to value stocks.

The Fund underperformed its benchmark, the MSCI EAFE Index, for both the six- and 12-month periods ended January 31, 2005. In 2004, the Fund continued to struggle against the headwinds to its high-quality, large-cap growth strategy, as value stocks and low-quality growth stocks continued their relative outperformance during the period under review.

In particular, the Fund's relative performance was hurt by poor stock selection in the finance and capital goods sectors. The Fund's holdings in the consumer staples sector had a strong showing during 2004, but this showing was not enough to offset the Fund's underperformance.

Market Review and Investment Strategy

The driving force of international equity markets during the 12-month period ended January 31, 2005 has primarily been energy prices. For most of 2004, fears that higher energy prices would curb the ongoing global economic expansion and dent corporate profits provided little incentive for investors to pump new money into stocks. But in the latter part of the year, investors staged a powerful rally, encouraged by a positive combination of falling energy prices and renewed optimism about the U.S. economy, perceived as the main engine of the world's economic growth. In January 2005, international investors decided to lock in some of the robust gains registered in the fourth calendar quarter of 2004, as profit taking dragged down the stock prices of many of the winners of the previous few quarters.

In comparison to the MSCI EAFE Index, the Fund held overweighted positions in consumer discretionary, health care and technology stocks, and underweighted positions in financials, industrials and telecommunication stocks during the reporting period. The Fund's regional allocation was slightly underweighted in Europe and overweighted in emerging markets. The Fund continues to own fundamentally superior stocks with strong earnings growth and positive analysts' earnings revisions that offer attractive rates of return on equity to their shareholders, while maintaining valuation


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERNATIONAL PREMIER GROWTH FUND o 1


characteristics that are very similar to the MSCI EAFE Index in terms of price/earnings and price/book ratios.

In Memory

It is with sadness that we announce the passing of Clifford L. Michel, a member of the Board of Directors of AllianceBernstein International Premier Growth Fund. Mr. Michel served the interests of the Fund's shareholders for the last six years. His hard work, dedication and contributions to the Fund will be greatly missed.


_______________________________________________________________________________

2 o ALLIANCEBERNSTEIN INTERNATIONAL PREMIER GROWTH FUND


                                                         Historical Performance
-------------------------------------------------------------------------------

HISTORICAL PERFORMANCE

An Important Note About the Value of Historical Performance

The performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

The investment return and principal value of an investment in the Fund will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein at (800) 227-4618. You should read the prospectus carefully before you invest.

Returns are annualized for periods longer than one year. All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund's quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4); a 1% 1 year contingent deferred sales charge for Class C shares. Returns for Advisor Class shares will vary due to different expenses associated with this class. Performance assumes reinvestment of distributions and does not account for taxes.

Benchmark Disclosure

The unmanaged Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index and the unmanaged MSCI EAFE Growth Index do not reflect fees and expenses associated with the active management of a mutual fund portfolio. The MSCI EAFE Index is a market capitalization-weighted index that measures stock market performance in 21 countries within Europe, Australasia and the Far East. The MSCI EAFE Growth Index is a market capitalization-weighted index that measures stock performance in 21 countries within Europe, Australasia and the Far East with a greater-than-average growth orientation. Investors cannot invest directly in indices, and their results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Substantially all of the Fund's assets will be invested in foreign securities. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments. In addition, because the Fund will invest in foreign currency denominated securities, fluctuations in the value of the Fund's investments may be magnified by changes in foreign exchange rates. The Fund concentrates its investments in a limited number of issues and an investment in the Fund is therefore subject to greater risk and volatility than investments in a more diversified portfolio. While the Fund invests principally in common stocks and other equity securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the Fund's prospectus.


(Historical Performance continued on next page)


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERNATIONAL PREMIER GROWTH FUND o 3


                                                         Historical Performance
-------------------------------------------------------------------------------

HISTORICAL PERFORMANCE
(continued from previous page)


                                                               Returns
THE FUND VS. ITS BENCHMARK                            -------------------------
PERIODS ENDED JANUARY 31, 2005                         6 Months     12 Months
-------------------------------------------------------------------------------
AllianceBernstein International
Premier Growth Fund
   Class A                                              13.06%         7.74%
-------------------------------------------------------------------------------
   Class B                                              12.59%         6.92%
-------------------------------------------------------------------------------
   Class C                                              12.72%         7.03%
-------------------------------------------------------------------------------
   Advisor Class                                        13.30%         8.17%
-------------------------------------------------------------------------------
MSCI EAFE Index                                         16.77%        16.83%
-------------------------------------------------------------------------------
MSCI EAFE Growth Index                                  15.47%        11.61%
-------------------------------------------------------------------------------

See Historical Performance and Benchmark disclosures on previous page.

(Historical Performance continued on next page)


_______________________________________________________________________________

4 o ALLIANCEBERNSTEIN INTERNATIONAL PREMIER GROWTH FUND


                                                         Historical Performance
-------------------------------------------------------------------------------

HISTORICAL PERFORMANCE
(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2005

-------------------------------------------------------------------------------
                             NAV Returns        SEC Returns

Class A Shares
1 Year                          7.74%              3.11%
5 Years                        -7.35%             -8.15%
Since Inception*               -0.09%             -0.71%

Class B Shares
1 Year                          6.92%              2.92%
5 Years                        -8.07%             -8.07%
Since Inception*               -0.84%             -0.84%

Class C Shares
1 Year                          7.03%              6.03%
5 Years                        -8.05%             -8.05%
Since Inception*               -0.82%             -0.82%

Advisor Class Shares
1 Year                          8.17%
5 Years                        -7.10%
Since Inception*                0.19%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (DECEMBER 31, 2004)

-------------------------------------------------------------------------------

Class A Shares
1 Year                                             8.28%
5 Years                                           -7.79%
Since Inception*                                  -0.23%

Class B Shares
1 Year                                             8.11%
5 Years                                           -7.70%
Since Inception*                                  -0.35%

Class C Shares
1 Year                                            11.23%
5 Years                                           -7.66%
Since Inception*                                  -0.33%


*  Inception Date: 3/3/98 for Class A, B, C and Advisor Class shares.

See Historical Performance disclosures on page 3.


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERNATIONAL PREMIER GROWTH FUND o 5


                                                                  Fund Expenses
-------------------------------------------------------------------------------

FUND EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                               Beginning           Ending
                                             Account Value      Account Value    Expenses Paid
                                            August 1, 2004    January 31, 2005   During Period*
-----------------------------------------------------------------------------------------------
Class A
Actual                                           $1,000           $1,130.59          $11.17
Hypothetical (5% return before expenses)         $1,000           $1,014.72          $10.56
-----------------------------------------------------------------------------------------------
Class B
Actual                                           $1,000           $1,125.93          $15.43
Hypothetical (5% return before expenses)         $1,000           $1,010.69          $14.60
-----------------------------------------------------------------------------------------------
Class C
Actual                                           $1,000           $1,127.16          $15.12
Hypothetical (5% return before expenses)         $1,000           $1,010.99          $14.29
-----------------------------------------------------------------------------------------------
Advisor Class
Actual                                           $1,000           $1,132.95          $ 9.62
Hypothetical (5% return before expenses)         $1,000           $1,016.18          $ 9.10
-----------------------------------------------------------------------------------------------


* Expenses are equal to the classes' annualized expense ratios of 2.08%, 2.88%, 2.82% and 1.79%, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).


_______________________________________________________________________________

6 o ALLIANCEBERNSTEIN INTERNATIONAL PREMIER GROWTH FUND


                                                              Portfolio Summary
-------------------------------------------------------------------------------

PORTFOLIO SUMMARY
January 31, 2005 (unaudited)


PORTFOLIO STATISTICS
Net Assets ($mil): $85.6


SECTOR BREAKDOWN*

     20.5%   Finance
     18.5%   Consumer Services
     17.1%   Technology
     15.3%   Health Care
     11.6%   Consumer Manufacturing
      5.4%   Energy                                [PIE CHART OMITTED]
      4.2%   Multi-Industry
      4.0%   Consumer Staples
      2.6%   Capital Goods
      0.8%   Basic Industry


COUNTRY BREAKDOWN*

     24.0%   United Kingdom
     22.3%   Japan
     13.2%   Switzerland
      7.3%   France
      4.6%   Germany
      4.2%   Spain                                 [PIE CHART OMITTED]
      4.1%   Ireland
      3.0%   Netherlands
      2.5%   Australia
      2.4%   Italy
      2.2%   Hong Kong
     10.2%   Other



* All data are as of January 31, 2005. The Fund's sector and country breakdowns are expressed as a percentage of total investments and may vary over time. "Other" country weightings represent less than 2% weightings in the following countries: Greece, India, Israel, Mexico, South Korea, Sweden and Taiwan.

Please Note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERNATIONAL PREMIER GROWTH FUND o 7


                                                           Ten Largest Holdings
-------------------------------------------------------------------------------

TEN LARGEST HOLDINGS
January 31, 2005 (unaudited)

                                                                    Percent of
Company                                          U.S. $ Value       Net Assets
_______________________________________________________________________________

Royal Bank of Scotland Group Plc.                 $ 3,515,514           4.1%
-------------------------------------------------------------------------------
Tesco Plc.                                          3,250,738           3.8
-------------------------------------------------------------------------------
Total, SA                                           2,925,626           3.4
-------------------------------------------------------------------------------
Novartis AG                                         2,884,519           3.4
-------------------------------------------------------------------------------
Hoya Corp.                                          2,482,824           2.9
-------------------------------------------------------------------------------
Reckitt Benckiser Plc.                              2,452,929           2.9
-------------------------------------------------------------------------------
SAP AG                                              2,348,127           2.7
-------------------------------------------------------------------------------
Denso Corp.                                         2,293,724           2.7
-------------------------------------------------------------------------------
HSBC Holdings Plc.                                  2,244,158           2.6
-------------------------------------------------------------------------------
Carnival Plc.                                       2,197,390           2.6
-------------------------------------------------------------------------------
                                                  $26,595,549          31.1%


_______________________________________________________________________________

8 o ALLIANCEBERNSTEIN INTERNATIONAL PREMIER GROWTH FUND


                                                       Portfolio of Investments
-------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
January 31, 2005 (unaudited)


Company                                                Shares      U.S. $ Value
-------------------------------------------------------------------------------

COMMON STOCKS & OTHER
  INVESTMENTS-98.5%

Australia-2.5%
Coles Myer, Ltd.                                       99,437     $     715,797
Publishing & Broadcasting, Ltd.                         1,083            13,761
Rinker Group, Ltd.                                    159,890         1,389,099
                                                                  -------------
                                                                      2,118,657
                                                                  -------------
France-7.1%
BNP Paribas, SA                                        16,547         1,195,441
Essilor International, SA                               8,578           609,099
Sanofi-Aventis                                         12,373           922,809
Schneider Electric, SA                                  5,783           442,840
Total, SA                                              13,591         2,925,626
                                                                  -------------
                                                                      6,095,815
                                                                  -------------
Germany-4.5%
Porsche AG pfd.                                         1,970         1,286,935
SAP AG                                                 15,134         2,348,127
Siemens AG                                              2,711           216,873
                                                                  -------------
                                                                      3,851,935
                                                                  -------------
Greece-0.4%
EFG Eurobank Ergasias                                  10,340           334,091
                                                                  -------------
Hong Kong-2.2%
Esprit Holdings, Ltd.                                 321,000         1,856,120
                                                                  -------------
India-1.3%
Housing Development Finance Corp., Ltd.                29,269           521,545
Infosys Technologies, Ltd.                             11,800           558,083
                                                                  -------------
                                                                      1,079,628
                                                                  -------------
Ireland-4.1%
Allied Irish Banks Plc.                                43,125           860,378
Anglo Irish Bank Corp. Plc.                            22,259           542,804
CRH Plc.                                               78,631         2,079,665
                                                                  -------------
                                                                      3,482,847
                                                                  -------------
Israel-1.8%
Teva Pharmaceutical Industries, Ltd. (ADR)             53,400         1,534,182
                                                                  -------------
Italy-2.4%
ENI SpA                                                68,202         1,665,618
Fastweb(a)                                              7,373           357,577
                                                                  -------------
                                                                      2,023,195
                                                                  -------------
Japan-22.0%
Aeon Credit Service Co., Ltd.                          12,100           850,277
Aisin Seiki Co., Ltd.                                   8,900           210,262
Canon, Inc.                                            39,400         2,055,913
Daikin Industries, Ltd.                                27,800           749,138
Denso Corp.                                            88,400         2,293,724


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERNATIONAL PREMIER GROWTH FUND o 9


                                                       Portfolio of Investments
-------------------------------------------------------------------------------

Company                                                Shares      U.S. $ Value
-------------------------------------------------------------------------------

Eisai Co., Ltd.                                        32,400     $   1,050,485
Honda Motor Co., Ltd.                                  31,500         1,645,838
Hoya Corp.                                             24,100         2,482,824
Keyence Corp.                                           6,500         1,490,603
Mitsubishi Corp.                                      163,000         1,913,636
Mitsubishi Tokyo Financial Group, Inc.                    122         1,153,369
Mitsui & Co., Ltd.                                     94,000           871,594
Nitto Denko Corp.                                      18,100           962,921
Ricoh Co., Ltd.                                        14,000           247,317
Suzuki Motor Corp.                                     45,800           837,834
                                                                  -------------
                                                                     18,815,735
                                                                  -------------
Mexico-1.8%
America Movil SA de CV Series L (ADR)                  29,100         1,544,046
                                                                  -------------
Netherlands-2.9%
ASML Holding NV(a)                                     45,163           740,483
ING Groep NV                                           52,300         1,510,298
Royal Numico NV(a)                                      7,321           281,025
                                                                  -------------
                                                                      2,531,806
                                                                  -------------
South Korea-1.2%
Samsung Electronics Co., Ltd.                           2,180         1,050,603
                                                                  -------------
Spain-4.1%
Banco Bilbao Vizcaya Argentaria, SA                   103,790         1,753,410
Gestevision Telecinco, SA(a)                           34,316           743,644
Industria de Diseno Textil, SA (Inditex)               37,419         1,060,992
                                                                  -------------
                                                                      3,558,046
                                                                  -------------
Sweden-1.7%
LM Ericsson AB(a)                                     495,939         1,457,927
                                                                  -------------
Switzerland-13.0%
Alcon, Inc.                                            16,200         1,283,040
Compagnie Financiere Richemont AG                      36,480         1,142,618
Nobel Biocare Holding AG                                5,736         1,008,350
Novartis AG                                            60,024         2,884,519
Roche Holding AG                                       20,214         2,158,725
Synthes, Inc.                                           3,991           457,879
UBS AG                                                 27,017         2,194,904
                                                                  -------------
                                                                     11,130,035
                                                                  -------------
Taiwan-1.9%
Asustek Computer, Inc.
  Warrants, expiring 3/18/07(a)                       218,000           595,794
Hon Hai Precision Industry Co., Ltd. (GDR) (b)         55,260           490,156
Taiwan Semiconductor Manufacturing Co., Ltd.
  Warrants, expiring 11/21/05(a)                      271,000           512,461
                                                                  -------------
                                                                      1,598,411
                                                                  -------------
United Kingdom-23.6%
BHP Billiton Plc.                                      51,747           641,781
Capita Group Plc.                                     141,710           957,591


_______________________________________________________________________________

10 o ALLIANCEBERNSTEIN INTERNATIONAL PREMIER GROWTH FUND


                                                       Portfolio of Investments
-------------------------------------------------------------------------------

Company                                                Shares      U.S. $ Value
-------------------------------------------------------------------------------

Carnival Plc.                                          36,594     $   2,197,390
Enterprise Inns Plc.                                   43,521           612,001
Hilton Group Plc.                                     101,826           566,337
HSBC Holdings Plc.                                    135,520         2,244,158
Man Group Plc.                                         10,431           267,225
Reckitt Benckiser Plc.                                 82,502         2,452,929
Royal Bank of Scotland Group Plc.                     106,008         3,515,514
Smith & Nephew Plc.                                   105,261         1,029,768
Standard Chartered Plc.                                48,860           897,053
Tesco Plc.                                            559,590         3,250,738
WPP Group Plc.                                        142,967         1,555,248
                                                                  -------------
                                                                     20,187,733
                                                                  -------------
Total Investments-98.5%
  (cost $62,807,451)                                                 84,250,812
Other assets less liabilities-1.5%                                    1,308,693
                                                                  -------------
Net Assets-100%                                                   $  85,559,505
                                                                  =============


(a)  Non-income producing security.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2005, the market value of this security amounted to $490,156 or 0.6% of net assets.

Glossary of terms:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

pfd. - Preferred Stock

See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERNATIONAL PREMIER GROWTH FUND o 11


                                              Statement of Assets & Liabilities
-------------------------------------------------------------------------------

STATEMENT OF ASSETS & LIABILITIES
January 31, 2005 (unaudited)

ASSETS
Investments in securities, at value (cost $62,807,451)            $  84,250,812
Cash                                                                    179,246
Foreign cash, at value (cost $1,055,247)                              1,062,285
Receivable for investment securities sold                             1,739,642
Receivable for capital stock sold                                       342,379
Dividends receivable                                                     48,099
                                                                  -------------
Total assets                                                         87,622,463
                                                                  -------------
LIABILITIES
Payable for investment securities purchased                           1,432,788
Payable for capital stock redeemed                                      344,727
Advisory fee payable                                                     55,062
Distribution fee payable                                                 47,310
Transfer Agent fee payable                                               28,399
Administrative fee payable                                                8,548
Accrued expenses                                                        146,124
                                                                  -------------
Total liabilities                                                     2,062,958
                                                                  -------------
Net Assets                                                        $  85,559,505
                                                                  =============
COMPOSITION OF NET ASSETS
Capital stock, at par                                             $       9,140
Additional paid-in capital                                          189,657,237
Accumulated net investment loss                                        (598,632)
Accumulated net realized loss on investment
  and foreign currency transactions                                (124,958,823)
Net unrealized appreciation of investments
  and foreign currency denominated assets and liabilities            21,450,583
                                                                  -------------
                                                                  $  85,559,505
                                                                  =============
CALCULATION OF MAXIMUM OFFERING PRICE
Class A Shares
Net asset value and redemption price per share
  ($21,000,899/2,185,473 shares of capital stock
  issued and outstanding)                                                $ 9.61
Sales charge--4.25% of public offering price                                .43
                                                                         ------
Maximum offering price                                                   $10.04
                                                                         ======
Class B Shares
Net asset value and offering price per share
  ($36,696,222/4,022,890 shares of capital stock
  issued and outstanding)                                                $ 9.12
                                                                         ======
Class C Shares
Net asset value and offering price per share
  ($11,763,561/1,288,617 shares of capital stock
  issued and outstanding)                                                $ 9.13
                                                                         ======
Advisor Class Shares
Net asset value, redemption and offering price per share
  ($16,098,823/1,643,207 shares of capital stock
  issued and outstanding)                                                $ 9.80
                                                                         ======


See notes to financial statements.


_______________________________________________________________________________

12 o ALLIANCEBERNSTEIN INTERNATIONAL PREMIER GROWTH FUND


                                                        Statement of Operations
-------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
Six Months Ended January 31, 2005 (unaudited)


INVESTMENT INCOME
Dividends (net of foreign taxes withheld
  of $49,395)                                     $    485,003
Interest                                                   933     $    485,936
                                                  ------------
EXPENSES
Advisory fee                                           349,036
Distribution fee -- Class A                             33,111
Distribution fee -- Class B                            189,737
Distribution fee -- Class C                             61,724
Transfer agency                                        186,237
Custodian                                               86,847
Printing                                                41,582
Administrative                                          41,000
Audit                                                   36,627
Legal                                                   31,349
Registration                                            31,140
Directors' fees                                         13,191
Miscellaneous                                            4,665
                                                  ------------
Total expenses                                       1,106,246
Less: expenses waived by the Adviser
  (see Note B)                                         (21,603)
Less: expense offset arrangement
  (see Note B)                                             (75)
                                                  ------------
Net expenses                                                          1,084,568
                                                                   ------------
Net investment loss                                                    (598,632)
                                                                   ------------
REALIZED AND UNREALIZED GAIN
ON INVESTMENT AND FOREIGN
CURRENCY TRANSACTIONS
Net realized gain on:
  Investment transactions                                             4,382,127
  Foreign currency transactions                                          32,955
Net change in unrealized
  appreciation/depreciation of:
  Investments                                                         6,674,645
  Foreign currency denominated assets
    and liabilities                                                       7,566
                                                                   ------------
Net gain on investment and foreign
  currency transactions                                              11,097,293
                                                                   ------------
NET INCREASE IN NET ASSETS FROM
  OPERATIONS                                                       $ 10,498,661
                                                                   ============


See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERNATIONAL PREMIER GROWTH FUND o 13


                                             Statement of Changes in Net Assets
-------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                               Six Months Ended    Year Ended
                                               January 31, 2005      July 31,
                                                  (unaudited)         2004
                                                 =============    =============
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment loss                              $    (598,632)   $  (1,187,964)
Net realized gain on investment and
  foreign currency transactions                      4,415,082        9,686,771
Net change in unrealized
  appreciation/depreciation of
  investments and foreign currency
  denominated assets and liabilities                 6,682,211        3,413,472
                                                 -------------    -------------
Net increase in net assets from
  operations                                        10,498,661       11,912,279

CAPITAL STOCK TRANSACTIONS
Net decrease                                       (12,194,002)     (22,209,594)
                                                 -------------    -------------
Total decrease                                      (1,695,341)     (10,297,315)

NET ASSETS
Beginning of period                                 87,254,846       97,552,161
                                                 -------------    -------------
End of period (including accumulated
  net investment income (loss) of
  ($598,632) and $0, respectively)               $  85,559,505    $  87,254,846
                                                 =============    =============


See notes to financial statements.


_______________________________________________________________________________

14 o ALLIANCEBERNSTEIN INTERNATIONAL PREMIER GROWTH FUND


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
January 31, 2005 (unaudited)

NOTE A

Significant Accounting Policies

AllianceBernstein International Premier Growth Fund, Inc. (the "Fund") was incorporated as a Maryland Corporation on November 24, 1997 and is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERNATIONAL PREMIER GROWTH FUND o 15


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market, ("OTC") (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, Alliance Capital Management, L.P. (the "Adviser") may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer's financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because, most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies,


_______________________________________________________________________________

16 o ALLIANCEBERNSTEIN INTERNATIONAL PREMIER GROWTH FUND


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation and depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts as adjustments to interest income.

5. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and Advisor Class shares. Advisor Class shares have no distribution fees.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

7. Change of Fiscal Year End

During 2003, the Fund changed its fiscal year end from November 30 to July 31. Accordingly, the financial highlights include the period from December 1, 2002 to July 31, 2003.


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERNATIONAL PREMIER GROWTH FUND o 17


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

NOTE B

Advisory Fee and Other Transactions with Affiliates

Until September 6, 2004, under the terms of an investment advisory agreement, the Fund paid the Advisor an advisory fee at an annual rate of 1% of the Fund's average daily net assets. Effective September 7, 2004, the terms of the investment advisory agreement were amended so that the advisory fee was reduced at an annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion, of the Fund's average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to 2.50%, 3.20%, 3.20%, and 2.20% of the average daily net assets for Class A, Class B, Class C, and Advisor Class shares, respectively.

Effective January 1, 2004 through September 6, 2004, in contemplation of the final agreement with the Office of New York Attorney General ("NYAG"), the Adviser began waiving a portion of its advisory fee so as to charge the Fund at the reduced annual rate discussed above. From August 1, 2004 through September 6, 2004, such waiver amounted to $21,603. For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

Pursuant to the advisory agreement, the Adviser provides certain legal and accounting services to the Fund. For the six months ended January 31, 2005, such fees amounted to $41,000.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $122,678 for the six months ended January 31, 2005.

For the six months ended January 31, 2005, the Fund's expenses were reduced by $75 under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has retained front-end sales charges of $1,054 from the sales of Class A shares and received $1,051, $20,144 and $319 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended January 31, 2005.

Brokerage commissions paid on investment transactions for the six months ended January 31, 2005, amounted to $117,779, none of which were paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.


_______________________________________________________________________________

18 o ALLIANCEBERNSTEIN INTERNATIONAL PREMIER GROWTH FUND


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund's average daily net assets attributable to Class A shares and 1% of the Fund's average daily net assets attributable to the Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $5,491,097 and $1,228,054 for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended January 31, 2005, were as follows:

                                                   Purchases          Sales
                                                 =============    =============
Investment securities (excluding
  U.S. government securities)                    $  26,801,887    $  40,263,631
U.S. government securities                                  -0-              -0-

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency transactions) are as follows:

Gross unrealized appreciation                                     $  21,585,335
Gross unrealized depreciation                                          (141,974)
                                                                  -------------
Net unrealized appreciation                                       $  21,443,361
                                                                  =============

Forward Exchange Currency Contracts

The Fund may enter into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERNATIONAL PREMIER GROWTH FUND o 19


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as unrealized appreciation and depreciation by the Fund.

The Fund's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Fund having a value at least equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of the counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount in U.S. dollars reflects the total exposure the Fund has in that particular currency contract.

NOTE E

Capital Stock

There are 12,000,000,000 shares of $.001 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:


                               Shares                       Amount
                    ---------------------------  ------------------------------
                      Six Months                   Six Months
                        Ended                         Ended
                      January 31,   Year Ended      January 31,    Year Ended
                         2005        July 31,          2005          July 31,
                     (unaudited)       2004        (unaudited)        2004
                     ------------  ------------  --------------  --------------
Class A
Shares sold              500,330     1,998,756    $  4,465,190    $ 15,389,180
-------------------------------------------------------------------------------
Shares converted
  from Class B            24,258       181,054         227,390       2,299,673
-------------------------------------------------------------------------------
Shares redeemed         (927,674)   (2,753,582)     (8,403,344)    (22,689,280)
-------------------------------------------------------------------------------
Net decrease            (403,086)     (573,772)   $ (3,710,764)   $ (5,000,427)
===============================================================================

Class B
Shares sold              110,264       383,084    $    967,534    $  3,129,394
-------------------------------------------------------------------------------
Shares converted to
  Class A                (26,706)     (193,452)       (227,390)     (2,299,673)
-------------------------------------------------------------------------------
Shares redeemed         (804,838)   (1,765,752)     (6,950,103)    (13,718,755)
-------------------------------------------------------------------------------
Net decrease            (721,280)   (1,576,120)   $ (6,209,959)   $(12,889,034)
===============================================================================


_______________________________________________________________________________

20 o ALLIANCEBERNSTEIN INTERNATIONAL PREMIER GROWTH FUND


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

                               Shares                       Amount
                    ---------------------------  ------------------------------
                      Six Months                   Six Months
                        Ended                         Ended
                      January 31,   Year Ended      January 31,    Year Ended
                         2005        July 31,          2005          July 31,
                     (unaudited)       2004        (unaudited)        2004
                     ------------  ------------  --------------  --------------
Class C
Shares sold               55,104     1,319,585    $    480,782    $  9,878,860
-------------------------------------------------------------------------------
Shares redeemed         (298,684)   (1,892,005)     (2,615,841)    (14,621,055)
-------------------------------------------------------------------------------
Net decrease            (243,580)     (572,420)   $ (2,135,059)   $ (4,742,195)
===============================================================================

Advisor Class
Shares sold              175,270       785,270    $  1,708,710    $  6,778,674
-------------------------------------------------------------------------------
Shares redeemed         (197,196)     (768,694)     (1,846,930)     (6,356,612)
-------------------------------------------------------------------------------
Net increase
  (decrease)             (21,926)       16,576    $   (138,220)   $    422,062
===============================================================================

NOTE F

Risks Involved in Investing in the Fund

Concentration of Risk--Investing in securities of foreign companies involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of comparable United States companies.

Indemnification Risk--In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $500 million revolving credit facility (the "Facility") intended to provide for short-term financing if necessary, subject to certain restrictions, in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended January 31, 2005.


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERNATIONAL PREMIER GROWTH FUND o 21


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

NOTE H

Components of Accumulated Earnings (Deficit)

The tax character of distributions to be paid for the year ending July 31, 2005 will be determined at the end of the current fiscal year.

As of July 31, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses                          $(127,403,195)(a)
                                                              -------------
Unrealized appreciation/(depreciation)                           12,797,662(b)
                                                              -------------
Total accumulated earnings/(deficit)                          $(114,605,533)
                                                              =============

(a) On July 31, 2004, the Fund had a net capital loss carryforward of $127,403,195, of which $2,970,600 expires in the year 2008, $97,068,324 expires in the year 2009, $19,888,061 expires in the year 2010 and $7,476,210 expires in the year 2011. During the fiscal year, the Fund utilized capital loss carryforwards of $7,357,074. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

NOTE I

Legal Proceedings

As has been previously reported, the staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is memorialized in an Assurrance of Discontinuance dated September 1, 2004 ("NYAG Order"). Among the key provisions of these agreements are the following:

(i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;


_______________________________________________________________________________

22 o ALLIANCEBERNSTEIN INTERNATIONAL PREMIER GROWTH FUND


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

(ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds until December 31, 2008; and

(iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order and the NYAG Order contemplate that the Adviser's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation of the NYAG Order and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. On September 7, 2004, the Fund's investment advisory agreement was amended to reflect the reduced advisory fee. For more information on this waiver and amendment to the Fund's investment advisory agreement, please see "Advisory Fee and Other Transactions with Affiliates" above.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERNATIONAL PREMIER GROWTH FUND o 23


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages. The lawsuits are now pending in the United States District Court for the District of Maryland pursuant to a ruling by the Judicial Panel on Multidistrict Litigation transferring and centralizing all of the mutual fund cases involving market and late trading in the District of Maryland.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

The Adviser and approximately twelve other investment management firms were publicly mentioned in connection with the settlement by the SEC of charges that an unaffiliated broker/dealer violated federal securities laws relating to its receipt of compensation for selling specific mutual funds and the disclosure of such compensation. The SEC has indicated publicly that, among other things, it is considering enforcement action in connection with mutual funds' disclosure of such arrangements and in connection with the practice of considering mutual fund sales in the direction of brokerage commissions from fund portfolio transactions. The SEC has issued subpoenas to the Adviser, and the NASD has issued requests for information, in connection with this matter and the Adviser has provided documents and other information to the SEC and NASD and is cooperating fully with the investigations. On March 11, 2005, discussions commenced with the NASD that management believes will conclude these investigations.

On June 22, 2004, a purported class action complaint entitled Aucoin, et al. v. Alliance Capital Management L.P., et al. ("Aucoin Complaint") was filed against the Adviser, Alliance Capital Management Holding L.P., Alliance Capital Management Corporation, AXA Financial, Inc., AllianceBernstein Investment Research & Management, Inc., certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin Complaint names certain of the AllianceBernstein mutual funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of an AllianceBernstein mutual fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint


_______________________________________________________________________________

24 o ALLIANCEBERNSTEIN INTERNATIONAL PREMIER GROWTH FUND


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts, an accounting of all fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

Since June 22, 2004, numerous additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against the Adviser and certain other defendants, and others may be filed.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the Fund's shares or other adverse consequences to the Fund. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the Fund.


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERNATIONAL PREMIER GROWTH FUND o 25


                                                           Financial Highlights
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                        Class A
                                -----------------------------------------------------------------------------------------
                                 Six Months
                                   Ended                   December 1,
                                 January 31,  Year Ended    2002 to                 Year Ended November 30,
                                    2005       July 31,     July 31,   --------------------------------------------------
                                (unaudited)     2004        2003(a)       2002         2001         2000          1999
                                -----------  -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period              $8.50        $7.54        $7.31        $8.36       $10.50       $13.22        $9.63

INCOME FROM INVESTMENT
  OPERATIONS
Net investment loss(b)              (.04)(c)     (.07)(c)(d)  (.03)(c)     (.09)        (.10)        (.14)        (.15)(c)
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions                      1.15         1.03          .26         (.96)       (2.04)       (2.14)        3.74
Net increase (decrease) in
  net asset value from
  operations                        1.11          .96          .23        (1.05)       (2.14)       (2.28)        3.59

LESS: DISTRIBUTIONS
Distributions from net
  realized gain on
  investment and foreign
  currency transactions               -0-          -0-          -0-          -0-          -0-        (.44)          -0-
Total distributions                   -0-          -0-          -0-          -0-          -0-        (.44)          -0-
Net asset value,
  end of period                    $9.61        $8.50        $7.54        $7.31        $8.36       $10.50       $13.22

TOTAL RETURN
Total investment return
  based on net asset
  value(e)                         13.06%       12.73%        3.15%      (12.56)%     (20.38)%     (17.88)%      37.28%

RATIOS/SUPPLEMENTAL
  DATA
Net assets, end of period
  (000's omitted)                $21,001      $22,001      $23,851      $27,456      $40,555      $60,330      $12,851
Ratio to average net
  assets of:
  Expenses, net of waivers/
    reimbursements                  2.08%(f)     2.23%        2.50%(f)     2.47%        2.17%        1.95%        2.51%(g)
  Expenses, before waivers/
    reimbursements                  2.13%(f)     2.46%        2.99%(f)     2.47%        2.17%        1.95%        3.26%
  Net investment loss               (.97)%(c)(f) (.81)%(c)(d) (.68)%(c)(f)(1.17)%      (1.06)%      (1.07)%      (1.34)%(c)
Portfolio turnover rate               31%          84%          56%          75%         171%         111%         107%



See footnote summary on page 30.


_______________________________________________________________________________

26 o ALLIANCEBERNSTEIN INTERNATIONAL PREMIER GROWTH FUND


                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                        Class B
                                -----------------------------------------------------------------------------------------
                                 Six Months
                                   Ended                   December 1,
                                 January 31,  Year Ended    2002 to                 Year Ended November 30,
                                    2005       July 31,     July 31,   --------------------------------------------------
                                (unaudited)     2004        2003(a)       2002         2001         2000          1999
                                -----------  -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period              $8.10        $7.25        $7.06        $8.12       $10.29       $13.05        $9.58

INCOME FROM INVESTMENT
  OPERATIONS
Net investment loss(b)              (.08)(c)     (.13)(c)(d)  (.06)(c)     (.14)(c)     (.17)        (.23)        (.22)(c)
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions                      1.10          .98          .25         (.92)       (2.00)       (2.09)        3.69
Net increase (decrease) in
  net asset value from
  operations                        1.02          .85          .19        (1.06)       (2.17)       (2.32)        3.47

LESS: DISTRIBUTIONS
Distributions from net
  realized gain on
  investment and foreign
  currency transactions               -0-          -0-          -0-          -0-          -0-        (.44)          -0-
Total distributions                   -0-          -0-          -0-          -0-          -0-        (.44)          -0-
Net asset value,
  end of period                    $9.12        $8.10        $7.25        $7.06        $8.12       $10.29       $13.05

TOTAL RETURN
Total investment return
  based on net asset
  value(e)                         12.59%       11.72%        2.69%      (13.05)%     (21.09)%     (18.44)%      36.22%

RATIOS/SUPPLEMENTAL
  DATA
Net assets, end of period
  (000's omitted)                $36,696      $38,430      $45,815      $52,744      $80,353     $122,503      $28,678
Ratio to average net
  assets of:
  Expenses, net of waivers/
    reimbursements                  2.88%(f)     2.99%        3.20%(f)     3.20%        2.92%        2.67%        3.21%(g)
  Expenses, before waivers/
    reimbursements                  2.93%(f)     3.26%        3.79%(f)     3.25%        2.92%        2.67%        3.93%
  Net investment loss              (1.77)%(c)(f)(1.57)%(c)(d)(1.38)%(c)(f)(1.88)%(c)   (1.84)%      (1.79)%      (2.07)%(c)
Portfolio turnover rate               31%          84%          56%          75%         171%         111%         107%


See footnote summary on page 30.


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERNATIONAL PREMIER GROWTH FUND o 27


                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                        Class C
                                -----------------------------------------------------------------------------------------
                                 Six Months
                                   Ended                   December 1,
                                 January 31,  Year Ended    2002 to                 Year Ended November 30,
                                    2005       July 31,     July 31,   --------------------------------------------------
                                (unaudited)     2004        2003(a)       2002         2001         2000          1999
                                -----------  -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period              $8.10        $7.25        $7.06        $8.13       $10.29       $13.05        $9.57

INCOME FROM INVESTMENT
  OPERATIONS
Net investment loss(b)              (.07)(c)     (.13)(c)(d)  (.06)(c)     (.14)(c)     (.16)        (.23)        (.22)(c)
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions                      1.10          .98          .25         (.93)       (2.00)       (2.09)        3.70
Net increase (decrease) in
  net asset value from
  operations                        1.03          .85          .19        (1.07)       (2.16)       (2.32)        3.48

LESS: DISTRIBUTIONS
Distributions from net
  realized gain on
  investment and foreign
  currency transactions               -0-          -0-          -0-          -0-          -0-        (.44)          -0-
Total distributions                   -0-          -0-          -0-          -0-          -0-        (.44)          -0-
Net asset value,
  end of period                    $9.13        $8.10        $7.25        $7.06        $8.13       $10.29       $13.05

TOTAL RETURN
Total investment return
  based on net asset
  value(e)                         12.72%       11.72%        2.69%      (13.16)%     (20.99)%     (18.44)%      36.36%

RATIOS/SUPPLEMENTAL
  DATA
Net assets, end of period
  (000's omitted)                $11,764      $12,417      $15,257      $17,942      $28,990      $46,894       $9,235
Ratio to average net
  assets of:
  Expenses, net of waivers/
    reimbursements                  2.82%(f)     2.97%        3.20%(f)     3.20%        2.88%        2.66%        3.21%(g)
  Expenses, before waivers/
    reimbursements                  2.87%(f)     3.21%        3.73%(f)     3.20%        2.88%        2.66%        3.92%
  Net investment loss              (1.70)%(c)(f)(1.54)%(c)(d)(1.37)%(c)(f)(1.90)%(c)   (1.80)%      (1.79)%      (2.06)%(c)
Portfolio turnover rate               31%          84%          56%          75%         171%         111%         107%


See footnote summary on page 30.


_______________________________________________________________________________

28 o ALLIANCEBERNSTEIN INTERNATIONAL PREMIER GROWTH FUND


                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                     Advisor Class
                                -----------------------------------------------------------------------------------------
                                 Six Months
                                   Ended                   December 1,
                                 January 31,  Year Ended    2002 to                 Year Ended November 30,
                                    2005       July 31,     July 31,   --------------------------------------------------
                                (unaudited)     2004        2003(a)       2002         2001         2000          1999
                                -----------  -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period              $8.65        $7.66        $7.41        $8.44       $10.58       $13.27        $9.64

INCOME FROM INVESTMENT
  OPERATIONS
Net investment loss(b)              (.03)(c)     (.03)(c)(d)  (.01)(c)     (.07)        (.07)        (.09)        (.12)(c)
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions                      1.18         1.02          .26         (.96)       (2.07)       (2.16)        3.75
Net increase (decrease) in
  net asset value from
  operations                        1.15          .99          .25        (1.03)       (2.14)       (2.25)        3.63

LESS: DISTRIBUTIONS
Distributions from net
  realized gain on
  investment and foreign
  currency transactions               -0-          -0-          -0-          -0-          -0-        (.44)          -0-
Total distributions                   -0-          -0-          -0-          -0-          -0-        (.44)          -0-
Net asset value,
  end of period                    $9.80        $8.65        $7.66        $7.41        $8.44       $10.58       $13.27

TOTAL RETURN
Total investment return
  based on net asset
  value(e)                         13.30%       12.92%        3.37%      (12.20)%     (20.23)%     (17.57)%      37.66%

RATIOS/SUPPLEMENTAL
  DATA
Net assets, end of period
  (000's omitted)                $16,099      $14,407      $12,629      $11,437      $14,116      $18,800       $2,386
Ratio to average net
  assets of:
  Expenses, net of waivers/
    reimbursements                  1.79%(f)     1.90%        2.20%(f)     2.18%        1.86%        1.61%        2.21%(g)
  Expenses, before waivers/
    reimbursements                  1.84%(f)     2.13%        2.70%(f)     2.18%        1.86%        1.61%        2.96%
  Net investment loss               (.68)%(c)(f) (.37)%(c)(d) (.32)%(c)(f) (.85)%       (.78)%       (.68)%      (1.06)%(c)
Portfolio turnover rate               31%          84%          56%          75%         171%         111%         107%


See footnote summary on page 30.


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERNATIONAL PREMIER GROWTH FUND o 29


                                                           Financial Highlights
-------------------------------------------------------------------------------

(a)  The Fund changed its fiscal year end from November 30 to July 31.

(b)  Based on average shares outstanding.

(c)  Net of expenses waived/reimbursed by the Adviser.

(d)  Net of expenses waived/reimbursed by the Transfer Agent.

(e) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(f)  Annualized.

(g) Ratios reflect expenses grossed up for expense offset arrangement with the Transfer Agent. For the period shown below, the net expense ratios were as follows:

                       Year Ended
                   November 30, 1999
                   -----------------
Class A                  2.50%
Class B                  3.20%
Class C                  3.20%
Advisor Class            2.20%



_______________________________________________________________________________

30 o ALLIANCEBERNSTEIN INTERNATIONAL PREMIER GROWTH FUND


                                                             Board of Directors
-------------------------------------------------------------------------------

BOARD OF DIRECTORS

William H. Foulk, Jr.(1), Chairman
Marc O. Mayer, President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
Michael J. Downey(1)


OFFICERS(2)

Bruce W. Calvert, Executive Vice President
Philip L. Kirstein, Senior Vice President and Independent Compliance Officer Christopher Toub, Senior Vice President
Edward D. Baker III, Vice President
Thomas J. Bardong, Vice President
Stephen Beinhacker, Vice President
Russell Brody, Vice President
Mark R. Manley, Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Vincent S. Noto, Controller


Custodian

Brown Brothers Harriman & Company
40 Water Street
Boston, MA 02109-3661

Principal Underwriter

AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 76278-6003
Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004


(1)  Member of the Audit Committee and the Governance and Nominating Committee.

(2) The day-to-day management and investment decisions for AllianceBernstein International Premier Growth Fund, Inc. are made by the Adviser's International Large Cap Growth Portfolio Oversight Group.


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERNATIONAL PREMIER GROWTH FUND o 31


                                              AllianceBernstein Family of Funds
-------------------------------------------------------------------------------

ALLIANCEBERNSTEIN FAMILY OF FUNDS

--------------------------------------------
Wealth Strategies Funds
--------------------------------------------
Balanced Wealth Strategy
Wealth Appreciation Strategy
Wealth Preservation Strategy
Tax-Managed Balanced Wealth Strategy
Tax-Managed Wealth Appreciation Strategy
Tax-Managed Wealth Preservation Strategy

--------------------------------------------
Blended Style Funds
--------------------------------------------
U.S. Large Cap Portfolio
International Portfolio
Tax-Managed International Portfolio

--------------------------------------------
Growth Funds
--------------------------------------------
Domestic

Growth Fund
Mid-Cap Growth Fund
Large Cap Growth Fund*
Small Cap Growth Portfolio

Global & International

All-Asia Investment Fund
Global Health Care Fund*
Global Research Growth Fund
Global Technology Fund*
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

--------------------------------------------
Value Funds
--------------------------------------------
Domestic

Balanced Shares
Focused Growth & Income Fund*
Growth & Income Fund
Real Estate Investment Fund
Small/Mid-Cap Value Fund**
Utility Income Fund
Value Fund

Global & International

Global Value Fund
International Value Fund

--------------------------------------------
Taxable Bond Funds
--------------------------------------------
Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
Short Duration Portfolio
U.S. Government Portfolio

--------------------------------------------
Municipal Bond Funds
--------------------------------------------
National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

--------------------------------------------
Intermediate Municipal Bond Funds
--------------------------------------------
Intermediate California
Intermediate Diversified
Intermediate New York

--------------------------------------------
Closed-End Funds
--------------------------------------------
All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II


We also offer Exchange Reserves,*** which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. You should read the prospectus carefully before you invest.

* Prior to December 15, 2004, these Funds were named as follows: Global Health Care Fund was Health Care Fund; Large Cap Growth Fund was Premier Growth Fund; Global Technology Fund was Technology Fund; and Focused Growth & Income Fund was Disciplined Value Fund.

** Prior to February 1, 2005, Small/Mid-Cap Value Fund was named Small Cap Value Fund.

*** An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


_______________________________________________________________________________

32 o ALLIANCEBERNSTEIN INTERNATIONAL PREMIER GROWTH FUND


ALLIANCEBERNSTEIN INTERNATIONAL PREMIER GROWTH FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672


[LOGO] AllianceBernstein(SM)
Investment Research and Management


(SM) This service mark used under license from the owner, Alliance Capital Management L.P.


IPGSR0105


ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund's Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS.

The following exhibits are attached to this Form N-CSR:


EXHIBIT NO.     DESCRIPTION OF EXHIBIT
----------      ----------------------

11 (b) (1)      Certification of Principal Executive Officer Pursuant to
                Section 302 of the Sarbanes-Oxley Act of 2002

11 (b) (2)      Certification of Principal Financial Officer Pursuant to
                Section 302 of the Sarbanes-Oxley Act of 2002

11 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the
                Sarbanes-Oxley Act of 2002


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein International Premier Growth Fund, Inc.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: March 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: March 31, 2005


By:   /s/ Mark D. Gersten
      -------------------
      Mark D. Gersten
      Treasurer and Chief Financial Officer

Date: March 31, 2005